Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Commitments and Contingencies
Commitments and Contingencies

8. Commitments and Contingencies

        The Company is obligated to maintain reserve funds for capital expenditures at the hotels (including the periodic replacement or refurbishment of furniture, fixtures and equipment) as determined pursuant to the management agreements, franchise agreements and/or mortgage loan documents. The management agreements, franchise agreements and/or mortgage loan documents require the Company to reserve restricted cash ranging from 2.0% to 5.0% of the individual hotel's revenues and maintain the reserves in restricted cash reserve escrows. Amounts will be capitalized as incurred. Any unexpended amounts will remain the property of the Company upon termination of the management agreements, franchise agreements or mortgage loan documents. Additionally, some mortgage agreements require the Company to reserve restricted cash for the periodic payment of real estate taxes and insurance. As of September 30, 2011 and December 31, 2010, approximately $89.6 million and $70.5 million, respectively, was available in restricted cash reserves for future capital expenditures, real estate taxes and insurance.

  Litigation

        Neither the Company nor any of its subsidiaries are currently involved in any regulatory or legal proceedings that management believes will have a material adverse effect on the financial position, operations or liquidity of the Company.

8. Commitments and Contingencies

  Ground Leases

        The Louisville Marriott Downtown is subject to a ground lease with an initial term extending out to 2053. The ground lease may be extended for up to four additional twenty-five year terms at RLJ Fund II's option. The annual ground rent is one dollar; however, the property is subject to an annual profit participation payment based on net income as calculated based on the terms of the ground lease. As of both December 31, 2010 and 2009, no liability was incurred for profit participation.

        The Courtyard Austin Downtown/Convention Center and Residence Inn Austin Downtown/Convention Center are subject to a ground lease with a term extending to 2100. The annual ground rent is $400; however, the properties are subject to an annual profit participation payment based on gross revenue as calculated based on the terms of the ground lease. For the years ended December, 31, 2010, 2009 and 2008, approximately $176, $230 and $202, respectively, had been incurred for profit participation.

        The Hilton Garden Inn Bloomington is subject to a ground lease with an initial term extending to 2053. The ground lease automatically extends for up to five additional ten-year terms unless certain conditions are met. A de minimus minimum rent payment is to be paid in ten equal annual installments commencing with the twentieth anniversary of the leases' inception. No other payments are required under the terms of the ground lease.

        The Hilton Garden Inn Bloomington is subject to an agreement to lease parking spaces with an initial term extending to 2033. The agreement to lease parking spaces may be extended if certain events occur. The agreement provides for a monthly rental payment based on city ordinance rates (at December 31, 2010 and 2009 the rate was de minimis) and the number of parking spaces reserved for the exclusive use of the hotel, plus amounts based on actual usage in excess of the reserved spaces. For the years ended December 31, 2010 and 2009, approximately $110 and $108 of rent was paid.

        The Hampton Inn Garden City is subject to a ground lease with an initial term extending to 2016. The lease is associated with an agreement for payment in lieu of taxes and will revert to fee simple ownership at the end of the ground lease. A de minimus rent payment is to be paid annually. In addition, an annual compliance fee of $1 is required under the terms of the ground lease.

  Restricted Cash Reserves

        The Company is obligated to maintain reserve funds for capital expenditures at the hotels (including the periodic replacement or refurbishment of furniture, fixtures and equipment) as determined pursuant to the management agreements, franchise agreements and/or mortgage loan documents. The management agreements, franchise agreements and/or mortgage loan documents require the Company to reserve restricted cash ranging from 1.0% to 5.0% of the individual hotel's revenues and maintain the reserves in restricted cash reserve escrows. Amounts will be capitalized as incurred. Any unexpended amounts will remain the property of the Company upon termination of the management agreements, franchise agreements or mortgage loan documents. Additionally, some mortgage agreements require the Company to reserve restricted cash for the periodic payment of real estate taxes and insurance. As of December 31, 2010 and 2009, approximately $65.9 million and $52.9 million, respectively, was available in restricted cash reserves for future capital expenditures, real estate taxes and insurance.

        As of December 31, 2010, the New York LaGuardia Airport Marriott was in default on its mortgage loan. Under the terms of the mortgage loan, the lender receives the monthly net cash from operations from the hotel. As of December 31, 2010, approximately $4.6 million in cash was held by the lender.

  Management Agreements

        As of December 31, 2010, all of the Company's hotel properties are operated pursuant to long-term agreements with terms ranging from 3 to 60 years, with fourteen management companies, including Aimbridge Hospitality (two hotels), Concord Hospitality Enterprises Company (one hotel), Crescent Hotels and Resorts (two hotels), Crestline Hotels (one hotel), Embassy Suites Management (three hotels), Highgate Hotels (three hotel), Interstate Hotels (six hotels), K Partners Hospitality (one hotel) Marriott International (five hotels), Noble (one hotel), Stonebridge Realty Advisors, Inc. (one hotel), Urgo Hotels (two hotels) and WLS (104 hotels). Each management company receives a base management fee generally between 2.0% and 7.0% of hotel revenues. The management companies are also eligible to receive an incentive management fee if hotel operating income, as defined in the management agreements, exceeds certain thresholds. The incentive management fee is generally calculated as a percentage of hotel operating income after the Company has received a priority return on their investment in the hotel.

        For years ended December 31, 2010, 2009 and 2008, the Company incurred management fee expense, including amortization of deferred management fees, of approximately $19.1 million, $17.2 million and $21.4 million (excluding discontinued operations), respectively.

  Franchise Agreements

        As of December 31, 2010, 125 of the Company's hotel properties are operated under franchise agreements with terms ranging from 5 to 34 years. The management agreements for these hotels allow the properties to operate under the respective brands. Pursuant to the franchise agreements, the Company pays a royalty fee, generally between 2.0% and 6.0% of room revenue, plus additional fees for marketing, central reservation systems and other franchisor costs that amount to between 0.4% and 4.3% of room revenue. Certain hotels are also charged a royalty fee of between 2.0% and 3.0% of food and beverage revenues. For the years ended December 31, 2010, 2009 and 2008, the Company incurred franchise fee expense of approximately $33.0 million, $28.8 million and $31.9 million (excluding discontinued operations), respectively.

  Litigation

        Neither the Company nor any of its subsidiaries are currently involved in any regulatory or legal proceedings that management believes will have a material adverse effect on the financial position, operations or liquidity of the Company.

  Purchase Agreements

        As of December 31, 2010, RLJ Fund III, through wholly-owned subsidiaries, was subject to a purchase and sale agreement to purchase the Embassy Suites Columbus from 2700 Corporate Exchange Drive Holdings, LLC. RLJ Fund III consummated the transaction pursuant to the terms of the agreement on January 11, 2011, and received its $250 deposit as a credit at closing.

        As of December 31, 2010, RLJ Fund III, through wholly-owned subsidiaries, was subject to a purchase and sale agreement to purchase the Renaissance Pittsburgh from Fulton Hotel Developer, LLLP. RLJ Fund III consummated the transaction pursuant to the terms of the agreement on January 12, 2011, and received its $2.0 million deposit as a credit at closing.

        As of December 31, 2010, RLJ Fund III, through wholly-owned subsidiaries, was subject to a purchase and sale agreement to purchase a portfolio of four hotels from LSREF Peach Investments, LLC. RLJ Fund III consummated the transaction pursuant to the terms of the agreement on January 18, 2011, and received its $4.0 million deposit as a credit at closing.

        As of December 31, 2010, RLJ Fund III, through wholly-owned subsidiaries, was subject to a purchase and sale agreement to purchase the Wyndham Raleigh Durham and the Wyndham Pittsburgh University from W2001 Eastern Hotel Realty. RLJ Fund III consummated the transaction pursuant to the terms of the agreement on January 18, 2011, and received its $2.0 million deposit as a credit at closing.

        RLJ Fund III, through wholly-owned subsidiaries, is subject to a security deposit agreement with the Federal Deposit Insurance Corporation (the "FDIC") for the opportunity to pursue properties seized by the government. If RLJ Fund III breaches the confidentiality agreement, it may forfeit its deposit. The agreement requires a $250 deposit which is available to be refunded at RLJ Fund III's request to terminate, or if granted by the FDIC even with breach of confidentiality.